Income Taxes (Tables)	12 Months Ended
Feb. 03, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes from Continuing Operations

The provision (benefit) for income taxes from continuing operations includes the following (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Federal:
Current	$27,096	$42,268	$1,976
Deferred	(17,400)	(19,457)	(33,219)
State:
Current	6,381	9,230	5,220
Deferred	(4,028)	(4,073)	(2,404)

Total income tax provision (benefit)	$12,049	$27,968	$(28,427)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory federal income tax rate with the Company’s effective income tax rate is as follows:

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Statutory federal income tax rates	35.0%	35.0%	33.7%
State income taxes, net of federal tax benefit	3.9	4.5	7.5
Effect of federal rate change	—	—	(136.2)
Work opportunity and solar tax credit	(2.1)	(1.6)	(17.9)
Charitable contributions	(1.4)	(0.3)	(1.0)
Prior year adjustments	0.6	—	(3.2)
Stock options	—	—	(4.8)
Other	(3.2)	0.9	1.2

Effective income tax rate	32.8%	38.5%	(120.7)%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of January 28, 2017 and February 3, 2018 were as follows (in thousands):

	January 28, 2017	February 3, 2018
Deferred tax assets:
Self-insurance reserves	$39,977	$27,595
Rental step liabilities	28,501	21,336
Compensation and benefits	24,276	15,975
Capital lease and financing obligations	11,274	7,542
Intangible liabilities	7,338	4,408
Closed store obligations	3,363	2,421
Deferred gain amortization	8,223	5,279
Environment clean up reserve	4,401	3,312
Startup costs	5,977	3,675
Lease incentive gain	4,326	3,029
Other	19,077	13,677

Total deferred tax assets	$156,733	$108,249

	January 28, 2017	February 3, 2018
Deferred tax liabilities:
Fixed assets	$116,070	$79,388
Intangible assets	102,955	62,716
Debt costs	9,190	7,728
Capital lease and financings obligations	10,596	7,014
Other	10,822	8,477

Total deferred tax liabilities	249,633	165,323

Net deferred tax liabilities	$(92,900)	$(57,074)

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Balance at the beginning of the period	$5,084	$4,199
Additions for tax positions taken during prior years	—	607
Additions for tax positions taken during the current year	56	43
Settlements	—	(260)
Lapses in statute of limitations	(941)	(232)

Balance at the end of the period	$4,199	$4,357